Reverse Capitalization (Details Narrative) - shares	1 Months Ended	12 Months Ended
	Mar. 22, 2024	Dec. 31, 2024	Dec. 09, 2022
Defined Benefit Plan Disclosure [Line Items]
Conversion basis	Pursuant to the plan, every ten (10) shares of the Company’s ordinary share issued, par value of US$0.001, was consolidated into one (1) share of ordinary share, par value $0.01.
Weighted average shares outstanding		219,283
Venus shares issued to Joyous JD Limited		1,070
Venus shares issued to underwriter		375
Reverse Capitalization description		MicroAlgo has 4,825,000 warrants issued and outstanding, consisting of (i) 4,600,000 warrants held by previous public investors of Venus; and (ii) 225,000 warrants held by the Sponsor of Venus.
VIYI Shareholders [Member]
Defined Benefit Plan Disclosure [Line Items]
Issued shares			198,019